As of Sept 30, 2007

Security		Holding		Market Value

BP PLC ADR		5,570.00	386.280.50
Cerveverias Unidas ADR  24,418.00	970,093.00
Cia Saneamento ADR	370,719.00	18,313,518.60
Coca Cola Femsa ADR	483,671.00	20,759,159.32
Cemex ADR		341,589.00	10,220,342.88
Goldfields ADR		2,683,876.00	48,551,316.84
Royal Dutch Shell ADR	920.00		75,605.60
Unilever ADR		564,837.80	17,888,413.00
Vodafone Group ADR	1,547.00	56,156.00
Petroleo Bras. ADR	6,024.00	454,812.00
KT Corp ADR		605,029.00	15,155,976.00